MML SERIES INVESTMENT FUND II
MML Managed Bond Fund
(the “Fund”)
Supplement dated December 22, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective December 31, 2020, the information related to David L. Nagle, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 48 of the Prospectus) is hereby removed.
Effective December 31, 2020, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 48 of the Prospectus):
Yulia Alekseeva, CFA is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. She has managed the Fund since December 2020.
Effective December 31, 2020, the information related to David L. Nagle, CFA under Barings, LLC (“Barings”) found on page 95 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective December 31, 2020, the following information replaces similar information for Yulia Alekseeva, CFA under Barings found on pages 95 and 96 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Yulia Alekseeva, CFA
is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. Ms. Alekseeva shares primary responsibility for the day-to-day management of the MML Inflation-Protected and Income Fund, the MML Managed Bond Fund, and the MML Short-Duration Bond Fund. Ms. Alekseeva has 14 years of industry experience. Prior to joining Barings in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-20-07
MB-20-01

MML SERIES INVESTMENT FUND II
MML Short-Duration Bond Fund
(the “Fund”)
Supplement dated December 22, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective December 31, 2020, the information related to David L. Nagle, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 55 of the Prospectus) is hereby removed.
Effective December 31, 2020, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 55 of the Prospectus):
Yulia Alekseeva, CFA is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. She has managed the Fund since December 2020.
Charles S. Sanford is the Head of, and a portfolio manager for, Barings’ Investment Grade Corporate Credit Group. He has managed the Fund since December 2020. He previously managed the Fund from inception (May 2010) to November 2017.
Effective December 31, 2020, the information related to David L. Nagle, CFA under Barings, LLC (“Barings”) found on page 95 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective December 31, 2020, the following information replaces similar information for Yulia Alekseeva, CFA under Barings found on pages 95 and 96 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Yulia Alekseeva, CFA
is a Managing Director, the Head of Securitized Credit Research, and a portfolio manager for Barings’ Investment Grade Fixed Income Group. Ms. Alekseeva shares primary responsibility for the day-to-day management of the MML Inflation-Protected and Income Fund, the MML Managed Bond Fund, and the MML Short-Duration Bond Fund. Ms. Alekseeva has 14 years of industry experience. Prior to joining Barings in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board.
Effective December 31, 2020, the following information supplements the information under Barings found on page 96 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Charles S. Sanford
is the Head of, and a portfolio manager for, Barings’ Investment Grade Corporate Credit Group. Mr. Sanford shares primary responsibility for the day-to-day management of the MML Short-Duration Bond Fund. Mr. Sanford has more than 25 years of industry experience. Prior to joining Barings in 2004, Mr. Sanford was employed at Booz, Allen and Hamilton and BellSouth.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-20-08
SDB-20-02

MML SERIES INVESTMENT FUND II
MML Managed Bond Fund
MML Short-Duration Bond Fund
Supplement dated December 22, 2020 to the
Statement of Additional Information dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”)and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 31, 2020, the information related to David L. Nagle, CFA of Barings, LLC (“Barings”) found on pages B-138 and B-139 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.
Effective December 31, 2020, the following information replaces similar information under Barings for the MML Managed Bond Fund found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of MML Managed Bond are Yulia Alekseeva, Stephen Ehrenberg, and Douglas M. Trevallion, II.
Effective December 31, 2020, the following information supplements the information under Barings for the MML Managed Bond Fund found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Yulia Alekseeva
Registered investment companies**	3	$ 741 million	0	$0
Other pooled investment vehicles	7	$ 605 million	0	$0
Other accounts	24	$22,152 million	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include MML Managed Bond.

Effective December 31, 2020, the following information replaces the information under Barings for the MML Managed Bond Fund found on page B-139 in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of MML Managed Bond. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
Effective December 31, 2020, the following information replaces similar information under Barings for the MML Short-Duration Bond Fund found on page B-139 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of MML Short-Duration Bond are Yulia Alekseeva, Stephen Ehrenberg, Charles S. Sanford, and Douglas M. Trevallion, II.

Effective December 31, 2020, the following information supplements the information under Barings for the MML Short-Duration Bond Fund found on page B-139 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Yulia Alekseeva
Registered investment companies**	3	$ 741 million	0	$0
Other pooled investment vehicles	7	$ 605 million	0	$0
Other accounts	24	$22,152 million	0	$0
Charles S. Sanford
Registered investment companies**	3	$ 1,802 million	0	$0
Other pooled investment vehicles	2	$ 0.008 million	0	$0
Other accounts	80	$178,579 million	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include MML Short-Duration Bond.

Effective December 31, 2020, the following information replaces the information under Barings for the MML Short-Duration Bond Fund found on page B-139 in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of MML Short-Duration Bond. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-20-03